Short-term and long-term borrowings - Long-term borrowings (Details) - 7.50% SPD Silicon Valley Bank loan Revolving loan II due on June 28, 2019 - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Principal Amount	¥ 9,945	¥ 9,945
Interest rate per annum	7.50%	7.50%